UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

July 31, 2018

CAF-QTLY-0918
1.804834.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.7%
Diversified Consumer Services - 0.2%
Career Education Corp. (a)	826,066	$15,200
Hotels, Restaurants & Leisure - 8.3%
Dalata Hotel Group PLC (a)(b)	10,210,929	81,193
Dunkin' Brands Group, Inc. (c)	622,217	43,325
Las Vegas Sands Corp.	2,758,566	198,341
Marriott International, Inc. Class A	1,070,222	136,817
Royal Caribbean Cruises Ltd.	759,192	85,606
Wyndham Hotels & Resorts, Inc.	834,477	48,400
		593,682
Household Durables - 0.1%
Lennar Corp. Class A	97,600	5,102
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	97,600	173,478
Media - 1.6%
Interpublic Group of Companies, Inc.	3,432,294	77,398
Omnicom Group, Inc.	535,544	36,861
		114,259
Multiline Retail - 0.8%
B&M European Value Retail S.A.	4,404,452	23,858
Ollie's Bargain Outlet Holdings, Inc. (a)	467,732	32,507
		56,365
Specialty Retail - 2.2%
Five Below, Inc. (a)	828,100	80,458
Home Depot, Inc.	213,566	42,184
Ulta Beauty, Inc. (a)	149,600	36,561
		159,203

TOTAL CONSUMER DISCRETIONARY		1,117,289

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	239,189	52,313
ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	1,212,433	88,689
Canadian Natural Resources Ltd.	1,075,700	39,414
Cheniere Energy, Inc. (a)	489,560	31,087
ConocoPhillips Co.	1,133,820	81,828
Continental Resources, Inc. (a)	560,873	35,823
Encana Corp.	3,940,700	52,963
EOG Resources, Inc.	255,960	33,003
Whiting Petroleum Corp. (a)	995,857	49,444
		412,251
FINANCIALS - 14.7%
Banks - 0.3%
Popular, Inc.	424,515	21,069
Capital Markets - 13.7%
BlackRock, Inc. Class A	73,449	36,927
Cboe Global Markets, Inc.	1,134,715	110,215
Charles Schwab Corp.	2,623,911	133,977
CME Group, Inc.	934,856	148,754
E*TRADE Financial Corp. (a)	1,428,054	85,412
Morgan Stanley	3,131,321	158,320
MSCI, Inc.	525,547	87,341
S&P Global, Inc.	632,481	126,774
T. Rowe Price Group, Inc.	732,900	87,274
		974,994
Consumer Finance - 0.7%
American Express Co.	532,203	52,965

TOTAL FINANCIALS		1,049,028

HEALTH CARE - 11.4%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (a)	992,586	131,974
Amgen, Inc.	635,509	124,909
Celgene Corp. (a)	195,300	17,595
Epizyme, Inc. (a)	875,083	11,289
		285,767
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	208,800	74,026
Boston Scientific Corp. (a)	1,598,300	53,719
Intuitive Surgical, Inc. (a)	166,300	84,512
ResMed, Inc.	264,263	27,954
		240,211
Health Care Providers & Services - 2.1%
Humana, Inc.	179,817	56,495
UnitedHealth Group, Inc.	358,697	90,829
		147,324
Health Care Technology - 0.3%
Teladoc, Inc. (a)	365,979	21,904
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	586,961	38,763
Pharmaceuticals - 1.1%
Eli Lilly & Co.	279,700	27,637
Johnson & Johnson	178,767	23,690
The Medicines Company (a)	301,320	11,971
Zoetis, Inc. Class A	205,363	17,760
		81,058

TOTAL HEALTH CARE		815,027

INDUSTRIALS - 9.9%
Aerospace & Defense - 1.0%
Bombardier, Inc. Class B (sub. vtg.) (a)	12,855,348	48,423
TransDigm Group, Inc.	58,592	22,004
		70,427
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR (a)	634,169	66,841
Building Products - 1.4%
A.O. Smith Corp.	589,100	35,069
Kingspan Group PLC (Ireland)	1,347,315	62,578
		97,647
Commercial Services & Supplies - 2.3%
Cintas Corp.	214,449	43,851
Copart, Inc. (a)	2,087,835	119,821
		163,672
Industrial Conglomerates - 0.1%
3M Co.	48,800	10,361
Machinery - 2.2%
Deere & Co.	808,413	117,050
Gardner Denver Holdings, Inc. (a)	1,287,536	36,836
		153,886
Marine - 0.5%
Irish Continental Group PLC unit	5,928,035	36,323
Professional Services - 0.3%
Robert Half International, Inc.	325,679	24,673
Road & Rail - 1.2%
Union Pacific Corp.	563,129	84,407

TOTAL INDUSTRIALS		708,237

INFORMATION TECHNOLOGY - 34.7%
Internet Software & Services - 7.4%
Alphabet, Inc. Class C (a)	159,215	193,806
CarGurus, Inc. Class A	1,104,952	47,900
Coupa Software, Inc. (a)	342,461	20,996
Facebook, Inc. Class A (a)	404,244	69,764
GoDaddy, Inc. (a)	1,802,293	132,685
New Relic, Inc. (a)	148,193	14,478
Nutanix, Inc. Class A (a)	196,950	9,629
Okta, Inc. (a)	821,900	40,807
		530,065
IT Services - 6.6%
Broadridge Financial Solutions, Inc.	358,300	40,481
EPAM Systems, Inc. (a)	429,023	55,863
PayPal Holdings, Inc. (a)	2,369,079	194,596
Visa, Inc. Class A	1,284,202	175,602
		466,542
Semiconductors & Semiconductor Equipment - 1.7%
Marvell Technology Group Ltd.	1,171,700	24,969
NVIDIA Corp.	259,284	63,488
Texas Instruments, Inc.	296,364	32,991
		121,448
Software - 13.5%
Activision Blizzard, Inc.	517,333	37,983
Adobe Systems, Inc. (a)	1,097,902	268,635
Atlassian Corp. PLC (a)	170,750	12,364
Electronic Arts, Inc. (a)	518,938	66,813
Intuit, Inc.	548,536	112,033
Microsoft Corp.	2,561,940	271,771
Parametric Technology Corp. (a)	123,741	11,373
Paycom Software, Inc. (a)(c)	216,465	22,999
RealPage, Inc. (a)	485,935	26,775
Salesforce.com, Inc. (a)	445,500	61,100
Take-Two Interactive Software, Inc. (a)	317,299	35,861
Zendesk, Inc. (a)	386,400	21,047
Zuora, Inc. (c)	382,620	9,386
		958,140
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	1,912,987	364,024
NetApp, Inc.	390,592	30,279
		394,303

TOTAL INFORMATION TECHNOLOGY		2,470,498

MATERIALS - 6.2%
Chemicals - 3.0%
DowDuPont, Inc.	739,012	50,822
FMC Corp.	1,773,020	159,359
		210,181
Metals & Mining - 3.2%
Anglo American PLC (United Kingdom)	1,610,621	36,632
BHP Billiton PLC	1,172,087	26,974
Glencore Xstrata PLC	16,464,650	72,288
Rio Tinto PLC	1,107,752	60,817
Vale SA sponsored ADR	2,149,300	31,509
		228,220

TOTAL MATERIALS		438,401

TOTAL COMMON STOCKS
(Cost $5,293,964)		7,063,044

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.96% (d)	78,480,536	78,496
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	14,830,162	14,832
TOTAL MONEY MARKET FUNDS
(Cost $93,328)		93,328
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $5,387,292)		7,156,372
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(27,777)
NET ASSETS - 100%		$7,128,595

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,666
Fidelity Securities Lending Cash Central Fund	1,979
Total	$3,645

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$60,550	$3,607	$--	$--	$--	$17,036	$81,193
Total	$60,550	$3,607	$--	$--	$--	$17,036	$81,193

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,117,289	$1,117,289	$--	$--
Consumer Staples	52,313	52,313	--	--
Energy	412,251	412,251	--	--
Financials	1,049,028	1,049,028	--	--
Health Care	815,027	815,027	--	--
Industrials	708,237	708,237	--	--
Information Technology	2,470,498	2,470,498	--	--
Materials	438,401	350,610	87,791	--
Money Market Funds	93,328	93,328	--	--
Total Investments in Securities:	$7,156,372	$7,068,581	$87,791	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

July 31, 2018

FDE-QTLY-0918
1.804820.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc. Class A	96,081	$12,283
McDonald's Corp.	8,041	1,267
Royal Caribbean Cruises Ltd.	110,043	12,408
Wyndham Destinations, Inc.	98,534	4,544
		30,502
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	29,279	52,042
Netflix, Inc. (a)	20,571	6,942
The Booking Holdings, Inc. (a)	5,378	10,910
		69,894
Media - 1.6%
Comcast Corp. Class A	590,676	21,134
The Walt Disney Co.	2,434	276
		21,410
Multiline Retail - 1.5%
Dollar General Corp.	119,098	11,689
Macy's, Inc.	236,956	9,414
		21,103
Specialty Retail - 1.4%
Best Buy Co., Inc.	150,749	11,311
Lowe's Companies, Inc.	77,432	7,692
		19,003
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	72,228	11,088

TOTAL CONSUMER DISCRETIONARY		173,000

CONSUMER STAPLES - 6.0%
Food & Staples Retailing - 0.8%
Walgreens Boots Alliance, Inc.	172,246	11,647
Food Products - 4.3%
Archer Daniels Midland Co.	263,920	12,737
Bunge Ltd.	145,160	10,035
ConAgra Foods, Inc.	302,980	11,122
Mondelez International, Inc.	345,235	14,976
Tyson Foods, Inc. Class A	171,324	9,877
		58,747
Tobacco - 0.9%
Altria Group, Inc.	213,454	12,525

TOTAL CONSUMER STAPLES		82,919

ENERGY - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Chevron Corp.	197,078	24,885
ConocoPhillips Co.	202,382	14,606
EOG Resources, Inc.	84,868	10,943
Marathon Petroleum Corp.	163,359	13,204
PBF Energy, Inc. Class A	4,230	198
Phillips 66 Co.	116,203	14,332
Valero Energy Corp.	118,945	14,077
		92,245
FINANCIALS - 12.0%
Banks - 6.3%
Bank of America Corp.	921,553	28,458
Citigroup, Inc.	302,552	21,750
JPMorgan Chase & Co.	92,691	10,655
Wells Fargo & Co.	447,371	25,630
		86,493
Capital Markets - 1.0%
Goldman Sachs Group, Inc.	49,772	11,817
Morgan Stanley	25,190	1,274
		13,091
Consumer Finance - 1.7%
Capital One Financial Corp.	139,947	13,200
Synchrony Financial	343,879	9,952
		23,152
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	4,514	893
Insurance - 1.9%
American International Group, Inc.	242,409	13,383
MetLife, Inc.	290,187	13,273
		26,656
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	106,318	2,070
Annaly Capital Management, Inc.	185,385	1,987
MFA Financial, Inc.	426,869	3,436
New Residential Investment Corp.	372,028	6,656
		14,149

TOTAL FINANCIALS		164,434

HEALTH CARE - 14.2%
Biotechnology - 2.3%
Amgen, Inc.	95,036	18,679
Vertex Pharmaceuticals, Inc. (a)	73,070	12,791
		31,470
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	175,774	12,735
Becton, Dickinson & Co.	14,308	3,582
Boston Scientific Corp. (a)	175,815	5,909
Medtronic PLC	8,451	763
Stryker Corp.	29,878	4,878
		27,867
Health Care Providers & Services - 6.6%
Anthem, Inc.	58,832	14,884
Centene Corp. (a)	3,129	408
Cigna Corp.	73,383	13,166
CVS Health Corp.	210,745	13,669
Express Scripts Holding Co. (a)	82,455	6,552
HCA Holdings, Inc.	29,673	3,686
Humana, Inc.	42,961	13,497
UnitedHealth Group, Inc.	98,933	25,052
		90,914
Pharmaceuticals - 3.3%
Allergan PLC	11,223	2,066
Eli Lilly & Co.	89,915	8,885
Merck & Co., Inc.	91,202	6,007
Mylan NV (a)	306,500	11,436
Perrigo Co. PLC	145,906	11,748
Pfizer, Inc.	108,593	4,336
		44,478

TOTAL HEALTH CARE		194,729

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.7%
General Dynamics Corp.	48,012	9,591
Airlines - 0.8%
Delta Air Lines, Inc.	209,681	11,411
Construction & Engineering - 1.4%
AECOM (a)	309,254	10,379
Quanta Services, Inc. (a)	270,830	9,227
		19,606
Electrical Equipment - 0.1%
Eaton Corp. PLC	7,844	652
Industrial Conglomerates - 0.5%
General Electric Co.	510,520	6,958
Machinery - 3.0%
Allison Transmission Holdings, Inc.	98,838	4,645
Caterpillar, Inc.	107,541	15,464
Cummins, Inc.	81,286	11,608
Oshkosh Corp.	108,560	8,169
PACCAR, Inc.	5,261	346
		40,232
Trading Companies & Distributors - 1.2%
HD Supply Holdings, Inc. (a)	233,568	10,272
Univar, Inc. (a)	25,419	699
WESCO International, Inc. (a)	97,349	5,938
		16,909

TOTAL INDUSTRIALS		105,359

INFORMATION TECHNOLOGY - 25.1%
Electronic Equipment & Components - 0.8%
ADT, Inc. (b)	165,605	1,492
Avnet, Inc.	229,486	10,063
		11,555
Internet Software & Services - 4.0%
Alphabet, Inc.:
Class A (a)	21,468	26,346
Class C (a)	3,230	3,932
Facebook, Inc. Class A (a)	140,231	24,201
		54,479
IT Services - 7.0%
Alliance Data Systems Corp.	12,095	2,720
Amdocs Ltd.	153,838	10,396
Cognizant Technology Solutions Corp. Class A	115,629	9,424
Conduent, Inc. (a)	554,322	9,956
DXC Technology Co.	121,033	10,256
Genpact Ltd.	320,723	9,744
Global Payments, Inc.	7,836	882
Leidos Holdings, Inc.	167,331	11,449
MasterCard, Inc. Class A	107,702	21,325
PayPal Holdings, Inc. (a)	73,234	6,015
Total System Services, Inc.	36,923	3,380
		95,547
Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	468,404	22,530
Micron Technology, Inc. (a)	256,299	13,530
NXP Semiconductors NV (a)	76,237	7,268
		43,328
Software - 8.2%
Activision Blizzard, Inc.	142,661	10,474
Adobe Systems, Inc. (a)	71,747	17,555
Intuit, Inc.	34,603	7,067
Microsoft Corp.	553,397	58,712
Oracle Corp.	392,622	18,720
		112,528
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	69,528	13,230
HP, Inc.	119,129	2,749
Western Digital Corp.	144,275	10,121
		26,100

TOTAL INFORMATION TECHNOLOGY		343,537

MATERIALS - 2.8%
Chemicals - 2.7%
Celanese Corp. Class A	90,302	10,666
DowDuPont, Inc.	33,370	2,295
LyondellBasell Industries NV Class A	113,295	12,552
The Chemours Co. LLC	48,904	2,240
Westlake Chemical Corp.	92,048	9,869
		37,622
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	64,349	1,062

TOTAL MATERIALS		38,684

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Prologis, Inc.	172,937	11,348
Simon Property Group, Inc.	66,246	11,673
SL Green Realty Corp.	105,267	10,854
		33,875
Real Estate Management & Development - 1.9%
CBRE Group, Inc. (a)	240,077	11,956
Jones Lang LaSalle, Inc.	61,318	10,486
VICI Properties, Inc.	221,608	4,510
		26,952

TOTAL REAL ESTATE		60,827

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	646,159	20,658
Verizon Communications, Inc.	293,042	15,133
		35,791
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	109,458	6,567

TOTAL TELECOMMUNICATION SERVICES		42,358

UTILITIES - 3.9%
Electric Utilities - 2.2%
Exelon Corp.	317,625	13,499
PPL Corp.	230,583	6,634
Vistra Energy Corp. (a)	445,272	10,063
		30,196
Independent Power and Renewable Electricity Producers - 1.7%
NRG Energy, Inc.	353,129	11,184
The AES Corp.	881,829	11,781
		22,965

TOTAL UTILITIES		53,161

TOTAL COMMON STOCKS
(Cost $1,211,808)		1,351,253

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.96% (c)	6,589,732	6,591
Fidelity Securities Lending Cash Central Fund 1.97% (c)(d)	1,441,770	1,442
TOTAL MONEY MARKET FUNDS
(Cost $8,033)		8,033

Equity Funds - 1.0%
Domestic Equity Funds - 1.0%
iShares S&P 500 Index ETF
(Cost $13,324)	49,182	13,932
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,233,165)		1,373,218
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,645)
NET ASSETS - 100%		$1,371,573

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$217
Fidelity Securities Lending Cash Central Fund	10
Total	$227

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Small Cap Fund

July 31, 2018

ZSC-QTLY-0918
1.9881580.101

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.2%
Gentex Corp.	1,540	$35,728
Standard Motor Products, Inc.	1,656	80,713
		116,441
Diversified Consumer Services - 2.0%
Bright Horizons Family Solutions, Inc. (a)	337	36,056
Grand Canyon Education, Inc. (a)	727	84,717
Weight Watchers International, Inc. (a)	874	78,249
		199,022
Hotels, Restaurants & Leisure - 3.6%
Bluegreen Vacations Corp.	2,749	70,677
Boyd Gaming Corp.	671	25,062
Cedar Fair LP (depositary unit)	1,061	60,626
Hilton Grand Vacations, Inc. (a)	815	28,191
Marriott Vacations Worldwide Corp.	144	17,152
Planet Fitness, Inc. (a)	1,089	51,749
Texas Roadhouse, Inc. Class A	414	26,016
U.S. Foods Holding Corp. (a)	777	26,270
Vail Resorts, Inc.	227	62,849
		368,592
Household Durables - 1.9%
Cavco Industries, Inc. (a)	288	61,186
LGI Homes, Inc. (a)	459	23,726
SodaStream International Ltd. (a)	386	33,698
Taylor Morrison Home Corp. (a)	2,804	54,762
TopBuild Corp. (a)	305	22,655
		196,027
Internet & Direct Marketing Retail - 0.2%
Gaia, Inc. Class A (a)	1,199	21,822
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	345	23,978
Specialty Retail - 3.0%
Aaron's, Inc. Class A	1,842	79,777
Five Below, Inc. (a)	536	52,078
Sally Beauty Holdings, Inc. (a)	5,800	95,642
Signet Jewelers Ltd.	700	40,418
The Children's Place Retail Stores, Inc.	266	32,691
		300,606
Textiles, Apparel & Luxury Goods - 1.2%
Cadence Bancorp	2,576	70,144
Columbia Sportswear Co.	206	17,918
G-III Apparel Group Ltd. (a)	600	27,420
		115,482

TOTAL CONSUMER DISCRETIONARY		1,341,970

CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc.	3,500	86,765
Performance Food Group Co. (a)	1,005	36,029
		122,794
Food Products - 1.5%
Nomad Foods Ltd. (a)	6,662	126,578
Post Holdings, Inc. (a)	343	29,690
		156,268
Household Products - 0.4%
Central Garden & Pet Co. (a)	482	20,808
Central Garden & Pet Co. Class A (non-vtg.) (a)	477	19,137
		39,945
Tobacco - 0.3%
Universal Corp.	400	27,640

TOTAL CONSUMER STAPLES		346,647

ENERGY - 4.9%
Energy Equipment & Services - 1.2%
NCS Multistage Holdings, Inc. (a)	1,111	17,620
Oil States International, Inc. (a)	1,503	52,455
ShawCor Ltd. Class A	2,601	52,986
		123,061
Oil, Gas & Consumable Fuels - 3.7%
Delek U.S. Holdings, Inc.	2,332	124,342
Denbury Resources, Inc. (a)	10,400	46,904
Extraction Oil & Gas, Inc. (a)	1,093	16,526
LINN Energy, Inc. (a)	2,623	109,117
Whiting Petroleum Corp. (a)	1,467	72,837
		369,726

TOTAL ENERGY		492,787

FINANCIALS - 16.4%
Banks - 7.2%
Banner Corp.	290	18,261
BOK Financial Corp.	488	47,497
Cullen/Frost Bankers, Inc.	725	80,105
CVB Financial Corp.	2,023	48,390
Equity Bancshares, Inc. (a)	1,100	44,550
First Citizen Bancshares, Inc.	396	161,101
Heartland Financial U.S.A., Inc.	1,100	64,625
Hilltop Holdings, Inc.	3,501	72,821
Popular, Inc.	1,860	92,312
Trico Bancshares	1,300	50,466
UMB Financial Corp.	620	44,572
		724,700
Capital Markets - 2.4%
Apollo Global Management LLC Class A	1,216	43,168
Hamilton Lane, Inc. Class A	567	27,766
Lazard Ltd. Class A	414	22,480
LPL Financial	386	25,588
Morningstar, Inc.	182	24,024
MSCI, Inc.	207	34,401
OM Asset Management Ltd.	3,392	48,336
Virtu Financial, Inc. Class A	939	18,921
		244,684
Consumer Finance - 0.3%
Green Dot Corp. Class A (a)	400	31,728
Diversified Financial Services - 0.6%
Donnelley Financial Solutions, Inc. (a)	3,000	62,400
Insurance - 4.3%
Argo Group International Holdings, Ltd.	1,681	105,147
Axis Capital Holdings Ltd.	1,054	59,614
Enstar Group Ltd. (a)	643	139,017
First American Financial Corp.	976	54,656
Primerica, Inc.	700	80,360
		438,794
Thrifts & Mortgage Finance - 1.6%
Beneficial Bancorp, Inc.	7,350	119,438
Washington Federal, Inc.	1,194	40,059
		159,497

TOTAL FINANCIALS		1,661,803

HEALTH CARE - 14.3%
Biotechnology - 3.9%
Abeona Therapeutics, Inc. (a)	803	11,603
Acceleron Pharma, Inc. (a)	400	17,424
Acorda Therapeutics, Inc. (a)	381	9,506
Alder Biopharmaceuticals, Inc. (a)	870	16,487
AnaptysBio, Inc. (a)	211	16,526
Arena Pharmaceuticals, Inc. (a)	311	12,001
Argenx SE ADR (a)	146	13,250
Ascendis Pharma A/S sponsored ADR (a)	439	29,826
Atara Biotherapeutics, Inc. (a)	359	13,480
Audentes Therapeutics, Inc. (a)	603	22,703
Blueprint Medicines Corp. (a)	314	18,696
FibroGen, Inc. (a)	596	37,608
Five Prime Therapeutics, Inc. (a)	258	3,844
Global Blood Therapeutics, Inc. (a)	488	20,398
Heron Therapeutics, Inc. (a)	404	15,130
Ligand Pharmaceuticals, Inc. Class B (a)	110	24,016
Loxo Oncology, Inc. (a)	199	33,350
Mirati Therapeutics, Inc. (a)	552	33,893
Sarepta Therapeutics, Inc. (a)	256	29,757
Spark Therapeutics, Inc. (a)	206	15,804
TESARO, Inc. (a)	76	2,647
		397,949
Health Care Equipment & Supplies - 4.8%
Cantel Medical Corp.	219	20,303
CONMED Corp.	280	20,720
Globus Medical, Inc. (a)	928	47,773
Hill-Rom Holdings, Inc.	370	34,854
ICU Medical, Inc. (a)	115	32,982
Insulet Corp. (a)	4	333
Integer Holdings Corp. (a)	246	17,577
Integra LifeSciences Holdings Corp. (a)	1,827	113,877
iRhythm Technologies, Inc. (a)	501	37,851
LivaNova PLC (a)	600	66,078
Masimo Corp. (a)	510	50,704
Novocure Ltd. (a)	906	30,804
Quanterix Corp. (a)	865	12,966
		486,822
Health Care Providers & Services - 2.7%
Chemed Corp.	112	35,395
G1 Therapeutics, Inc. (a)	591	30,348
Magellan Health Services, Inc. (a)	1,941	141,208
Molina Healthcare, Inc. (a)	459	47,777
Tivity Health, Inc. (a)	683	23,017
		277,745
Health Care Technology - 0.5%
Cegedim SA (a)	144	5,557
HTG Molecular Diagnostics (a)	769	2,245
Teladoc, Inc. (a)	642	38,424
		46,226
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	368	51,211
Morphosys AG (a)	97	12,749
		63,960
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc. (a)	635	10,884
Aerie Pharmaceuticals, Inc. (a)	352	23,778
Akcea Therapeutics, Inc.	315	9,960
Nektar Therapeutics (a)	660	34,716
Prestige Brands Holdings, Inc. (a)	2,200	78,606
The Medicines Company (a)	379	15,058
Theravance Biopharma, Inc. (a)	190	4,551
		177,553

TOTAL HEALTH CARE		1,450,255

INDUSTRIALS - 15.1%
Aerospace & Defense - 2.4%
BWX Technologies, Inc.	671	44,125
HEICO Corp. Class A	749	48,498
Moog, Inc. Class A	1,417	106,289
Teledyne Technologies, Inc. (a)	220	48,272
		247,184
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	462	30,977
Airlines - 0.8%
Allegiant Travel Co.	218	26,945
SkyWest, Inc.	890	53,311
		80,256
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	1,040	59,686
Viad Corp.	325	18,655
		78,341
Construction & Engineering - 1.0%
Dycom Industries, Inc. (a)	490	43,688
Jacobs Engineering Group, Inc.	839	56,742
		100,430
Electrical Equipment - 2.5%
AZZ, Inc.	759	41,138
Generac Holdings, Inc. (a)	1,344	72,240
Melrose Industries PLC	1,861	5,274
Regal Beloit Corp.	1,503	129,183
		247,835
Industrial Conglomerates - 0.5%
ITT, Inc.	927	52,533
Machinery - 2.0%
AGCO Corp.	382	24,074
Allison Transmission Holdings, Inc.	79	3,713
Apergy Corp. (a)	600	24,600
Gardner Denver Holdings, Inc. (a)	898	25,692
John Bean Technologies Corp.	257	28,424
Milacron Holdings Corp. (a)	1,269	26,459
Mueller Industries, Inc.	845	27,978
Oshkosh Corp.	265	19,941
WABCO Holdings, Inc. (a)	163	20,486
		201,367
Professional Services - 2.9%
Asgn, Inc. (a)	812	73,324
CBIZ, Inc. (a)	3,500	77,000
Exponent, Inc.	935	45,722
FTI Consulting, Inc. (a)	691	54,561
Insperity, Inc.	495	47,075
		297,682
Road & Rail - 1.0%
Genesee & Wyoming, Inc. Class A (a)	1,130	97,180
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	400	29,860
SiteOne Landscape Supply, Inc. (a)	297	26,481
Univar, Inc. (a)	814	22,377
WESCO International, Inc. (a)	216	13,176
		91,894

TOTAL INDUSTRIALS		1,525,679

INFORMATION TECHNOLOGY - 16.0%
Electronic Equipment & Components - 1.9%
Dolby Laboratories, Inc. Class A	351	22,622
Novanta, Inc. (a)	391	24,379
SYNNEX Corp.	349	33,668
Tech Data Corp. (a)	573	47,794
TTM Technologies, Inc. (a)	3,800	65,968
		194,431
Internet Software & Services - 6.6%
2U, Inc. (a)	1,088	82,318
ANGI Homeservices, Inc. Class A (a)	752	11,814
BlackLine, Inc. (a)	432	18,446
CarGurus, Inc. Class A	3,043	131,914
Five9, Inc. (a)	960	30,624
GoDaddy, Inc. (a)	683	50,282
Instructure, Inc. (a)	465	17,996
j2 Global, Inc.	1,216	103,165
MINDBODY, Inc. (a)	891	33,279
New Relic, Inc. (a)	257	25,109
Okta, Inc. (a)	294	14,597
ShotSpotter, Inc. (a)	477	20,354
Stamps.com, Inc. (a)	347	90,567
The Trade Desk, Inc. (a)	431	36,342
		666,807
IT Services - 3.6%
EPAM Systems, Inc. (a)	373	48,568
EVERTEC, Inc.	5,030	117,199
Genpact Ltd.	750	22,785
Hackett Group, Inc.	3,200	57,696
Interxion Holding N.V. (a)	299	19,399
Leidos Holdings, Inc.	483	33,047
Presidio, Inc. (a)	1,056	14,742
Science Applications International Corp.	644	54,334
		367,770
Semiconductors & Semiconductor Equipment - 0.6%
Entegris, Inc.	1,564	54,975
Software - 3.3%
8x8, Inc. (a)	1,106	22,065
Black Knight, Inc. (a)	477	24,637
Cardlytics, Inc. (a)	2,172	40,877
Everbridge, Inc. (a)	877	39,447
HubSpot, Inc. (a)	301	37,354
Pluralsight, Inc.	1,802	41,824
PROS Holdings, Inc. (a)	748	27,781
RealPage, Inc. (a)	599	33,005
Talend SA ADR (a)	435	25,730
Zendesk, Inc. (a)	543	29,577
Zscaler, Inc. (a)	323	11,405
		333,702

TOTAL INFORMATION TECHNOLOGY		1,617,685

MATERIALS - 4.1%
Chemicals - 1.4%
Orion Engineered Carbons SA	2,842	93,218
The Chemours Co. LLC	1,007	46,131
		139,349
Construction Materials - 0.6%
Eagle Materials, Inc.	372	36,958
Summit Materials, Inc.	1,099	27,585
		64,543
Containers & Packaging - 1.7%
Aptargroup, Inc.	266	27,246
Avery Dennison Corp.	265	30,390
Silgan Holdings, Inc.	4,332	119,173
		176,809
Metals & Mining - 0.2%
Compass Minerals International, Inc.	292	19,812
Paper & Forest Products - 0.2%
Neenah, Inc.	209	18,350

TOTAL MATERIALS		418,863

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 6.5%
CareTrust (REIT), Inc.	6,982	118,066
Clipper Realty, Inc.	2,500	26,600
Corporate Office Properties Trust (SBI)	2,500	74,350
Equity Commonwealth (a)	2,680	86,403
Four Corners Property Trust, Inc.	1,900	47,310
Rexford Industrial Realty, Inc.	3,864	118,393
Store Capital Corp.	6,001	164,724
Terreno Realty Corp.	557	20,559
		656,405
UTILITIES - 3.0%
Electric Utilities - 1.9%
El Paso Electric Co.	1,337	83,295
IDACORP, Inc.	1,129	106,397
		189,692
Independent Power and Renewable Electricity Producers - 0.3%
NRG Yield, Inc. Class C	1,700	31,620
Water Utilities - 0.8%
SJW Corp.	1,288	83,308

TOTAL UTILITIES		304,620

TOTAL COMMON STOCKS
(Cost $9,244,246)		9,816,714

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Compass, Inc. Series E (b)(c)
(Cost $1,754)	26	1,754
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.83% 8/9/18 (d)
(Cost $19,992)	20,000	19,992
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.96% (e)
(Cost $192,395)	192,356	192,395
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $9,458,387)		10,030,855
NET OTHER ASSETS (LIABILITIES) - 0.9%		94,868
NET ASSETS - 100%		$10,125,723

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	Sept. 2018	$83,620	$(512)	$(512)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,754 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,997.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,589
Total	$2,589

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,341,970	$1,341,970	$--	$--
Consumer Staples	346,647	346,647	--	--
Energy	492,787	492,787	--	--
Financials	1,661,803	1,661,803	--	--
Health Care	1,450,255	1,450,255	--	--
Industrials	1,525,679	1,525,679	--	--
Information Technology	1,619,439	1,617,685	--	1,754
Materials	418,863	418,863	--	--
Real Estate	656,405	656,405	--	--
Utilities	304,620	304,620	--	--
U.S. Government and Government Agency Obligations	19,992	--	19,992	--
Money Market Funds	192,395	192,395	--	--
Total Investments in Securities:	$10,030,855	$10,009,109	$19,992	$1,754
Derivative Instruments:
Liabilities
Futures Contracts	$(512)	$(512)	$--	$--
Total Liabilities	$(512)	$(512)	$--	$--
Total Derivative Instruments:	$(512)	$(512)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rate and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

July 31, 2018

TQG-QTLY-0918
1.804874.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Hotels, Restaurants & Leisure - 3.4%
Marriott International, Inc. Class A	584,000	$74,658,560
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (a)	46,300	82,295,472
Netflix, Inc. (a)	26,000	8,773,700
		91,069,172
Specialty Retail - 0.4%
Lowe's Companies, Inc.	87,000	8,642,580

TOTAL CONSUMER DISCRETIONARY		174,370,312

ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Cheniere Energy, Inc. (a)	213,000	13,525,500
Chevron Corp.	321,000	40,532,670
ConocoPhillips Co.	469,200	33,862,164
Occidental Petroleum Corp.	517,000	43,391,810
Phillips 66 Co.	233,000	28,738,220
Whiting Petroleum Corp. (a)	90,104	4,473,664
		164,524,028
FINANCIALS - 13.1%
Banks - 2.1%
Bank of America Corp.	1,524,000	47,061,120
Capital Markets - 11.0%
Charles Schwab Corp.	1,733,000	88,486,980
MSCI, Inc.	277,500	46,117,725
S&P Global, Inc.	526,394	105,510,413
		240,115,118

TOTAL FINANCIALS		287,176,238

HEALTH CARE - 10.7%
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	335,032	11,260,426
Health Care Providers & Services - 9.3%
Humana, Inc.	353,000	110,905,540
UnitedHealth Group, Inc.	364,000	92,172,080
		203,077,620
Pharmaceuticals - 0.9%
Eli Lilly & Co.	160,700	15,878,767
Nektar Therapeutics (a)	74,000	3,892,400
		19,771,167

TOTAL HEALTH CARE		234,109,213

INDUSTRIALS - 9.9%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.	19,000	5,709,310
Road & Rail - 9.7%
Norfolk Southern Corp.	570,000	96,330,000
Union Pacific Corp.	773,000	115,864,970
		212,194,970

TOTAL INDUSTRIALS		217,904,280

INFORMATION TECHNOLOGY - 45.8%
Internet Software & Services - 7.0%
Alphabet, Inc. Class A (a)	89,600	109,958,912
Facebook, Inc. Class A (a)	193,700	33,428,746
Shopify, Inc. (a)(b)	76,300	10,545,423
		153,933,081
IT Services - 16.2%
Adyen BV (c)	2,972	1,898,908
MasterCard, Inc. Class A	542,700	107,454,600
Netcompany Group A/S	18,300	665,658
PayPal Holdings, Inc. (a)	898,000	73,761,720
Square, Inc. (a)	1,729,100	111,786,315
Visa, Inc. Class A	255,000	34,868,700
Wirecard AG	135,000	25,218,495
		355,654,396
Software - 22.6%
Adobe Systems, Inc. (a)	459,112	112,335,524
Intuit, Inc.	542,000	110,698,080
Microsoft Corp.	1,064,000	112,869,120
Parametric Technology Corp. (a)	638,000	58,638,580
Red Hat, Inc. (a)	94,000	13,275,620
Salesforce.com, Inc. (a)	636,000	87,227,400
		495,044,324

TOTAL INFORMATION TECHNOLOGY		1,004,631,801

TOTAL COMMON STOCKS
(Cost $1,517,316,214)		2,082,715,872

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.96% (d)	81,853,293	81,869,663
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	4,053,095	4,053,500
TOTAL MONEY MARKET FUNDS
(Cost $85,923,163)		85,923,163
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $1,603,239,377)		2,168,639,035
NET OTHER ASSETS (LIABILITIES) - 1.1%		25,009,022
NET ASSETS - 100%		$2,193,648,057

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,898,908 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$358,757
Fidelity Securities Lending Cash Central Fund	23,117
Total	$381,874

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Small Cap Fund

July 31, 2018

SCS-QTLY-0918
1.804877.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 1.1%
Fox Factory Holding Corp. (a)	139,000	$6,908
Standard Motor Products, Inc.	144,002	7,019
		13,927
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (a)	168,800	2,500
Weight Watchers International, Inc. (a)	58,600	5,246
		7,746
Hotels, Restaurants & Leisure - 3.3%
Bluegreen Vacations Corp.	290,515	7,469
Eldorado Resorts, Inc. (a)	223,600	9,581
Marriott Vacations Worldwide Corp.	85,100	10,136
PlayAGS, Inc. (a)	96,137	2,745
Texas Roadhouse, Inc. Class A	136,500	8,578
Wendy's Co.	160,200	2,672
		41,181
Household Durables - 2.6%
Cavco Industries, Inc. (a)	47,500	10,091
SodaStream International Ltd. (a)	29,800	2,602
Taylor Morrison Home Corp. (a)	94,550	1,847
TopBuild Corp. (a)	127,800	9,493
TRI Pointe Homes, Inc. (a)	561,740	7,960
		31,993
Leisure Products - 1.1%
Brunswick Corp.	108,896	7,002
Johnson Outdoors, Inc. Class A	81,233	6,586
		13,588
Media - 0.5%
Cinemark Holdings, Inc.	72,650	2,610
The New York Times Co. Class A	156,550	3,882
		6,492
Multiline Retail - 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	116,500	8,097
Specialty Retail - 2.8%
Burlington Stores, Inc. (a)	53,700	8,206
Monro, Inc. (b)	118,100	7,966
Murphy U.S.A., Inc. (a)	91,400	7,243
The Children's Place Retail Stores, Inc.	56,700	6,968
Williams-Sonoma, Inc. (b)	58,600	3,428
		33,811
Textiles, Apparel & Luxury Goods - 3.0%
Crinetics Pharmaceuticals, Inc. (a)	49,151	1,210
Deckers Outdoor Corp. (a)	85,400	9,636
Emerald Expositions Events, Inc.	116,175	2,242
Kezar Life Sciences, Inc.	203,700	3,322
Steven Madden Ltd.	222,259	12,013
Wolverine World Wide, Inc.	250,300	8,856
		37,279

TOTAL CONSUMER DISCRETIONARY		194,114

CONSUMER STAPLES - 4.3%
Beverages - 0.5%
Cott Corp.	228,150	3,648
Fever-Tree Drinks PLC	67,400	3,048
		6,696
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc.	260,500	6,458
Casey's General Stores, Inc.	23,400	2,559
Performance Food Group Co. (a)	297,275	10,657
		19,674
Food Products - 1.0%
Ingredion, Inc.	40,700	4,123
J&J Snack Foods Corp.	19,687	2,854
Lamb Weston Holdings, Inc.	38,900	2,734
Post Holdings, Inc. (a)	29,400	2,545
		12,256
Household Products - 0.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	235,800	9,460
Personal Products - 0.4%
Inter Parfums, Inc.	75,300	4,533

TOTAL CONSUMER STAPLES		52,619

ENERGY - 3.1%
Energy Equipment & Services - 0.8%
Liberty Oilfield Services, Inc. Class A (b)	432,318	8,473
Total Energy Services, Inc.	150,846	1,276
		9,749
Oil, Gas & Consumable Fuels - 2.3%
Delek U.S. Holdings, Inc.	200,900	10,712
Diamondback Energy, Inc.	24,804	3,273
PDC Energy, Inc. (a)	81,750	5,149
Viper Energy Partners LP	127,609	4,081
WPX Energy, Inc. (a)	256,445	4,813
		28,028

TOTAL ENERGY		37,777

FINANCIALS - 19.8%
Banks - 11.7%
Associated Banc-Corp.	375,623	10,142
BancFirst Corp.	168,656	10,474
Banner Corp.	142,029	8,944
Boston Private Financial Holdings, Inc.	247,163	3,559
City Holding Co.	116,700	9,392
Columbia Banking Systems, Inc.	139,250	5,700
Cullen/Frost Bankers, Inc.	95,400	10,541
CVB Financial Corp.	314,977	7,534
First Hawaiian, Inc.	171,500	4,847
First Merchants Corp.	210,337	9,928
Heartland Financial U.S.A., Inc.	178,721	10,500
Independent Bank Corp., Massachusetts	108,742	9,613
Old National Bancorp, Indiana	173,200	3,369
Preferred Bank, Los Angeles	103,900	6,467
The Bank of NT Butterfield & Son Ltd.	63,200	3,126
Trico Bancshares	263,717	10,237
WesBanco, Inc.	206,600	10,097
Wintrust Financial Corp.	112,100	9,835
		144,305
Capital Markets - 2.8%
Hamilton Lane, Inc. Class A	155,900	7,634
Houlihan Lokey	94,600	4,651
INTL FCStone, Inc. (a)	48,500	2,599
Morningstar, Inc.	38,518	5,084
OM Asset Management Ltd.	408,810	5,826
PJT Partners, Inc.	85,600	5,154
Virtu Financial, Inc. Class A	146,800	2,958
		33,906
Diversified Financial Services - 0.2%
Allakos, Inc. (a)	67,328	2,745
Insurance - 2.5%
Employers Holdings, Inc.	122,643	5,697
First American Financial Corp.	190,600	10,674
Primerica, Inc.	128,000	14,686
		31,057
Thrifts & Mortgage Finance - 2.6%
Beneficial Bancorp, Inc.	202,890	3,297
Meridian Bancorp, Inc. Maryland	410,100	7,505
Washington Federal, Inc.	298,630	10,019
WSFS Financial Corp.	208,542	11,824
		32,645

TOTAL FINANCIALS		244,658

HEALTH CARE - 14.2%
Biotechnology - 7.2%
Abeona Therapeutics, Inc. (a)(b)	157,673	2,278
ACADIA Pharmaceuticals, Inc. (a)	108,252	1,634
Acorda Therapeutics, Inc. (a)	186,594	4,656
Agios Pharmaceuticals, Inc. (a)	48,815	4,218
AnaptysBio, Inc. (a)	43,200	3,383
Argenx SE ADR (a)	40,031	3,633
Ascendis Pharma A/S sponsored ADR (a)	63,906	4,342
Atara Biotherapeutics, Inc. (a)	80,100	3,008
Audentes Therapeutics, Inc. (a)	82,700	3,114
bluebird bio, Inc. (a)	22,528	3,490
Cellectis SA sponsored ADR (a)	96,200	2,780
CytomX Therapeutics, Inc. (a)	84,305	2,221
CytomX Therapeutics, Inc. (a)(c)	27,627	728
FibroGen, Inc. (a)	81,500	5,143
Heron Therapeutics, Inc. (a)	129,200	4,839
Insmed, Inc. (a)	155,965	3,879
Intercept Pharmaceuticals, Inc. (a)	39,803	3,628
Ionis Pharmaceuticals, Inc. (a)	54,028	2,360
La Jolla Pharmaceutical Co. (a)	131,200	4,339
Mirati Therapeutics, Inc. (a)	86,400	5,305
Neurocrine Biosciences, Inc. (a)	49,150	4,939
Protagonist Therapeutics, Inc. (a)	173,900	1,203
Sage Therapeutics, Inc. (a)	26,300	3,796
Sarepta Therapeutics, Inc. (a)	26,400	3,069
Sienna Biopharmaceuticals, Inc. (b)	23,384	354
Spark Therapeutics, Inc. (a)	60,200	4,619
TESARO, Inc. (a)	54,500	1,898
		88,856
Health Care Equipment & Supplies - 2.7%
Cantel Medical Corp.	33,300	3,087
Integra LifeSciences Holdings Corp. (a)	107,512	6,701
iRhythm Technologies, Inc. (a)	101,100	7,638
Masimo Corp. (a)	65,500	6,512
Nanosonics Ltd. (a)	1,293,268	3,036
Steris PLC	60,200	6,891
		33,865
Health Care Providers & Services - 2.3%
G1 Therapeutics, Inc. (a)	109,400	5,618
Magellan Health Services, Inc. (a)	84,952	6,180
Molina Healthcare, Inc. (a)	80,300	8,358
National Vision Holdings, Inc.	88,500	3,598
NMC Health PLC	91,000	4,534
		28,288
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	52,800	3,993
Life Sciences Tools & Services - 0.7%
ICON PLC (a)	62,800	8,739
Pharmaceuticals - 1.0%
MyoKardia, Inc. (a)	50,630	2,906
Nektar Therapeutics (a)	68,900	3,624
Theravance Biopharma, Inc. (a)(b)	132,478	3,173
Xeris Pharmaceuticals, Inc.	135,800	2,472
		12,175

TOTAL HEALTH CARE		175,916

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.7%
Astronics Corp. (a)	99,400	4,076
Moog, Inc. Class A	124,462	9,336
Teledyne Technologies, Inc. (a)	36,151	7,932
		21,344
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	152,048	3,426
Airlines - 0.2%
JetBlue Airways Corp. (a)	147,390	2,653
Building Products - 1.6%
Allegion PLC	34,405	2,805
Continental Building Products, Inc. (a)	137,500	4,386
Gibraltar Industries, Inc. (a)	84,900	3,689
Simpson Manufacturing Co. Ltd.	118,120	8,618
		19,498
Commercial Services & Supplies - 1.2%
Deluxe Corp.	61,280	3,611
Interface, Inc.	399,780	8,955
Tomra Systems ASA	138,338	2,859
		15,425
Construction & Engineering - 2.3%
Comfort Systems U.S.A., Inc.	205,651	11,424
EMCOR Group, Inc.	150,680	11,595
Jacobs Engineering Group, Inc.	43,710	2,956
Valmont Industries, Inc.	20,680	2,888
		28,863
Electrical Equipment - 0.5%
Generac Holdings, Inc. (a)	114,800	6,171
Industrial Conglomerates - 0.9%
ITT, Inc.	185,740	10,526
Machinery - 2.6%
AGCO Corp.	33,630	2,119
John Bean Technologies Corp.	81,500	9,014
Rexnord Corp. (a)	178,800	5,407
SPX Flow, Inc. (a)	191,509	9,101
Standex International Corp.	60,570	6,278
		31,919
Professional Services - 1.2%
CBIZ, Inc. (a)	150,300	3,307
Exponent, Inc.	65,700	3,213
FTI Consulting, Inc. (a)	49,700	3,924
Insperity, Inc.	49,500	4,707
		15,151
Road & Rail - 0.3%
Landstar System, Inc.	31,525	3,504
Trading Companies & Distributors - 1.9%
Kaman Corp.	80,375	5,322
MRC Global, Inc. (a)	175,290	3,970
SiteOne Landscape Supply, Inc. (a)	93,380	8,326
Watsco, Inc.	20,435	3,525
WESCO International, Inc. (a)	37,640	2,296
		23,439

TOTAL INDUSTRIALS		181,919

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 0.3%
InterDigital, Inc.	45,489	3,751
Electronic Equipment & Components - 2.5%
CTS Corp.	100,450	3,506
ePlus, Inc. (a)	87,752	8,657
Plexus Corp. (a)	135,900	8,075
TTM Technologies, Inc. (a)	576,784	10,013
		30,251
Internet Software & Services - 4.1%
BlackLine, Inc. (a)	58,650	2,504
Carbonite, Inc. (a)	102,900	3,529
Five9, Inc. (a)	207,900	6,632
j2 Global, Inc.	107,300	9,103
LivePerson, Inc. (a)	315,700	7,324
Mimecast Ltd. (a)	92,700	3,329
New Relic, Inc. (a)	67,800	6,624
SPS Commerce, Inc. (a)	101,102	8,674
Wix.com Ltd. (a)	32,950	3,130
		50,849
IT Services - 4.7%
Amdocs Ltd.	116,100	7,846
EPAM Systems, Inc. (a)	59,398	7,734
ExlService Holdings, Inc. (a)	150,033	8,948
Maximus, Inc.	156,100	10,117
Science Applications International Corp.	131,200	11,069
Virtusa Corp. (a)	120,700	6,377
WNS Holdings Ltd. sponsored ADR (a)	130,250	6,338
		58,429
Semiconductors & Semiconductor Equipment - 3.2%
Diodes, Inc. (a)	115,900	4,307
Entegris, Inc.	295,700	10,394
Integrated Device Technology, Inc. (a)	147,250	5,070
Nanometrics, Inc. (a)	190,900	7,189
Semtech Corp. (a)	251,500	11,934
		38,894
Software - 2.7%
CommVault Systems, Inc. (a)	54,000	3,505
Everbridge, Inc. (a)	136,500	6,140
Paycom Software, Inc. (a)(b)	47,300	5,026
RealPage, Inc. (a)	147,800	8,144
RingCentral, Inc. (a)	99,300	7,323
Varonis Systems, Inc. (a)	59,100	3,533
		33,671

TOTAL INFORMATION TECHNOLOGY		215,845

MATERIALS - 3.8%
Chemicals - 2.6%
Chase Corp.	66,015	8,153
Innospec, Inc.	128,009	10,362
Olin Corp.	165,700	4,890
Orion Engineered Carbons SA	155,300	5,094
Trinseo SA	39,634	2,961
Tronox Ltd. Class A	67,043	1,237
		32,697
Construction Materials - 0.4%
Summit Materials, Inc.	186,200	4,674
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	113,650	2,123
Metals & Mining - 0.6%
Steel Dynamics, Inc.	155,500	7,322

TOTAL MATERIALS		46,816

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Americold Realty Trust	173,750	3,737
CoreSite Realty Corp.	66,897	7,499
Corporate Office Properties Trust (SBI)	84,600	2,516
Equity Lifestyle Properties, Inc.	74,800	6,806
Four Corners Property Trust, Inc.	214,206	5,334
Rexford Industrial Realty, Inc.	289,800	8,879
Store Capital Corp.	242,115	6,646
Terreno Realty Corp.	255,200	9,419
		50,836
UTILITIES - 0.6%
Electric Utilities - 0.3%
El Paso Electric Co.	35,160	2,190
Vistra Energy Corp. (a)	59,250	1,339
		3,529
Gas Utilities - 0.3%
China Resource Gas Group Ltd.	366,850	1,739
Southwest Gas Holdings, Inc.	36,250	2,835
		4,574

TOTAL UTILITIES		8,103

TOTAL COMMON STOCKS
(Cost $950,611)		1,208,603
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.93% to 1.97% 10/11/18 to 10/25/18(d)
(Cost $986)	$ 990	986
	Shares	Value (000s)

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.96% (e)	33,744,967	$33,752
Fidelity Securities Lending Cash Central Fund 1.97% (e)(f)	9,873,734	9,875
TOTAL MONEY MARKET FUNDS
(Cost $43,627)		43,627
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $995,224)		1,253,216
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(17,126)
NET ASSETS - 100%		$1,236,090

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	206	Sept. 2018	$17,226	$(105)	$(105)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $728,000 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $986,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$383
Fidelity Securities Lending Cash Central Fund	113
Total	$496

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$194,114	$194,114	$--	$--
Consumer Staples	52,619	52,619	--	--
Energy	37,777	37,777	--	--
Financials	244,658	244,658	--	--
Health Care	175,916	175,916	--	--
Industrials	181,919	181,919	--	--
Information Technology	215,845	215,845	--	--
Materials	46,816	46,816	--	--
Real Estate	50,836	50,836	--	--
Utilities	8,103	8,103	--	--
U.S. Government and Government Agency Obligations	986	--	986	--
Money Market Funds	43,627	43,627	--	--
Total Investments in Securities:	$1,253,216	$1,252,230	$986	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(105)	$(105)	$--	$--
Total Liabilities	$(105)	$(105)	$--	$--
Total Derivative Instruments:	$(105)	$(105)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Fund

July 31, 2018

VAL-QTLY-0918
1.804828.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	1,690,200	$28,260
Distributors - 0.4%
LKQ Corp. (a)	950,900	31,874
Diversified Consumer Services - 0.6%
H&R Block, Inc.	569,400	14,326
Houghton Mifflin Harcourt Co. (a)	3,571,806	22,681
ServiceMaster Global Holdings, Inc. (a)	209,413	11,934
		48,941
Hotels, Restaurants & Leisure - 1.9%
Dine Brands Global, Inc.	247,618	17,588
Eldorado Resorts, Inc. (a)	1,280,965	54,889
Hilton Grand Vacations, Inc. (a)	316,700	10,955
The Stars Group, Inc. (a)	474,900	16,289
U.S. Foods Holding Corp. (a)	1,638,200	55,388
		155,109
Household Durables - 2.0%
D.R. Horton, Inc.	1,206,400	52,720
Mohawk Industries, Inc. (a)	332,600	62,649
Tempur Sealy International, Inc. (a)(b)	926,600	45,283
		160,652
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	1,682,200	35,814
Leisure Products - 0.9%
Mattel, Inc. (b)	3,003,000	47,658
Vista Outdoor, Inc. (a)	1,409,091	22,884
		70,542
Media - 4.3%
Discovery Communications, Inc. Class A (a)(b)	1,392,100	37,002
DISH Network Corp. Class A (a)	1,133,000	35,757
Entercom Communications Corp. Class A (b)	4,114,500	31,064
GCI Liberty, Inc. (a)	1,065,101	51,242
Grupo Televisa SA de CV (CPO) sponsored ADR	883,900	17,572
Interpublic Group of Companies, Inc.	1,790,200	40,369
Liberty Broadband Corp. Class C (a)	120,888	9,607
Liberty Global PLC Class C (a)	1,143,800	31,043
Nexstar Broadcasting Group, Inc. Class A	398,100	29,639
Sinclair Broadcast Group, Inc. Class A	1,410,156	36,382
The Walt Disney Co.	138,100	15,683
Tribune Media Co. Class A	176,400	5,971
		341,331
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	681,200	62,180
Specialty Retail - 1.9%
Lowe's Companies, Inc.	498,200	49,491
Michaels Companies, Inc. (a)	2,015,500	41,136
O'Reilly Automotive, Inc. (a)	47,600	14,566
Sally Beauty Holdings, Inc. (a)	2,785,700	45,936
		151,129

TOTAL CONSUMER DISCRETIONARY		1,085,832

CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	992,300	45,578
Food Products - 3.7%
Darling International, Inc. (a)	2,703,200	54,307
Greencore Group PLC	12,185,300	28,357
Mondelez International, Inc.	1,121,300	48,642
Nomad Foods Ltd. (a)	1,868,317	35,498
The J.M. Smucker Co.	390,931	43,440
TreeHouse Foods, Inc. (a)	704,900	33,476
Tyson Foods, Inc. Class A	950,500	54,796
		298,516
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	726,500	63,474
Personal Products - 0.5%
Coty, Inc. Class A	3,017,509	40,465
Tobacco - 0.6%
British American Tobacco PLC (United Kingdom)	888,798	48,859

TOTAL CONSUMER STAPLES		496,892

ENERGY - 8.5%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	2,128,371	73,599
TechnipFMC PLC	171,927	5,596
		79,195
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	452,100	33,071
Cenovus Energy, Inc.	3,527,182	35,384
Cheniere Energy, Inc. (a)	891,200	56,591
Concho Resources, Inc. (a)	146,500	21,367
Devon Energy Corp.	654,800	29,473
Diamondback Energy, Inc.	149,917	19,782
Encana Corp.	3,981,069	54,933
Energen Corp. (a)	165,079	12,246
Enterprise Products Partners LP	527,300	15,292
EQT Corp.	868,964	43,170
GasLog Ltd.	669,310	11,278
Golar LNG Ltd.	713,748	18,565
Lundin Petroleum AB	1,228,700	40,538
Marathon Petroleum Corp.	240,199	19,415
Newfield Exploration Co. (a)	266,710	7,660
Noble Energy, Inc.	478,300	17,262
Teekay Corp. (b)	1,265,115	8,818
Teekay LNG Partners LP	2,243,780	35,900
Teekay Offshore Partners LP	9,637,300	24,479
Valero Energy Corp.	584,400	69,164
WPX Energy, Inc. (a)	1,200,900	22,541
		596,929

TOTAL ENERGY		676,124

FINANCIALS - 14.9%
Banks - 3.5%
CIT Group, Inc.	869,574	46,027
First Citizen Bancshares, Inc.	64,392	26,196
Hilltop Holdings, Inc.	345,159	7,179
PNC Financial Services Group, Inc.	348,000	50,401
U.S. Bancorp	1,385,715	73,457
Wells Fargo & Co.	1,289,928	73,900
		277,160
Capital Markets - 4.8%
Ameriprise Financial, Inc.	484,400	70,563
Apollo Global Management LLC Class A	1,719,132	61,029
Ares Management LP	2,202,800	47,030
Invesco Ltd.	1,053,800	28,442
Legg Mason, Inc.	1,560,700	53,267
State Street Corp.	525,900	46,442
The Blackstone Group LP	1,681,604	58,722
Tullett Prebon PLC	4,047,611	14,876
		380,371
Consumer Finance - 3.3%
Capital One Financial Corp.	413,891	39,038
Discover Financial Services	635,600	45,388
Navient Corp.	2,249,500	29,716
OneMain Holdings, Inc. (a)	1,349,338	44,865
SLM Corp. (a)	4,346,100	49,067
Synchrony Financial	1,948,400	56,387
		264,461
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	189,291	37,455
Donnelley Financial Solutions, Inc. (a)(c)	1,813,979	37,731
		75,186
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	2,040,459	41,666
American International Group, Inc.	723,400	39,939
Chubb Ltd.	295,148	41,238
FNF Group	1,226,100	49,657
Sul America SA unit	3,724,400	21,900
		194,400

TOTAL FINANCIALS		1,191,578

HEALTH CARE - 7.0%
Biotechnology - 0.4%
Alexion Pharmaceuticals, Inc. (a)	230,300	30,621
Health Care Equipment & Supplies - 0.4%
Hill-Rom Holdings, Inc.	52,900	4,983
Teleflex, Inc.	31,800	8,672
The Cooper Companies, Inc.	23,600	6,148
Zimmer Biomet Holdings, Inc.	117,446	14,742
		34,545
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	94,800	4,735
Centene Corp. (a)	40,600	5,291
Cigna Corp.	272,100	48,820
CVS Health Corp.	657,200	42,626
DaVita HealthCare Partners, Inc. (a)	112,200	7,885
McKesson Corp.	167,000	20,975
MEDNAX, Inc. (a)	36,700	1,570
Molina Healthcare, Inc. (a)	55,400	5,767
Premier, Inc. (a)	709,114	26,521
Universal Health Services, Inc. Class B	411,192	50,207
		214,397
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	231,500	15,288
Bio-Rad Laboratories, Inc. Class A (a)	24,200	7,421
Bruker Corp.	35,900	1,163
PerkinElmer, Inc.	85,500	6,770
QIAGEN NV (a)	85,600	3,092
Quintiles Transnational Holdings, Inc. (a)	89,300	10,889
		44,623
Pharmaceuticals - 3.0%
Allergan PLC	244,700	45,047
Bayer AG	341,200	37,985
Indivior PLC (a)	3,998,265	16,048
Jazz Pharmaceuticals PLC (a)	410,309	71,016
Mallinckrodt PLC (a)	1,389,300	32,579
Mylan NV (a)	250,600	9,350
Perrigo Co. PLC	88,400	7,118
The Medicines Company (a)	459,601	18,260
		237,403

TOTAL HEALTH CARE		561,589

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.6%
Huntington Ingalls Industries, Inc.	246,600	57,470
Ultra Electronics Holdings PLC	627,400	13,596
United Technologies Corp.	414,400	56,251
		127,317
Airlines - 1.3%
American Airlines Group, Inc.	1,750,917	69,231
JetBlue Airways Corp. (a)	1,954,999	35,190
		104,421
Building Products - 0.3%
Johnson Controls International PLC	717,700	26,921
Commercial Services & Supplies - 0.6%
The Brink's Co.	618,000	49,347
Construction & Engineering - 1.5%
AECOM (a)	2,175,153	72,998
Arcadis NV	950,370	17,381
Astaldi SpA (a)(b)	3,517,274	7,954
Williams Scotsman Corp. (a)	1,336,400	22,318
		120,651
Electrical Equipment - 1.9%
Acuity Brands, Inc.	298,700	41,528
Hubbell, Inc. Class B	357,800	44,099
Regal Beloit Corp.	539,200	46,344
Sensata Technologies, Inc. PLC (a)	356,306	19,372
		151,343
Machinery - 1.4%
Allison Transmission Holdings, Inc.	1,399,004	65,753
SPX Corp. (a)	861,574	31,964
WABCO Holdings, Inc. (a)	133,685	16,802
		114,519
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	11,114	15,958
Professional Services - 0.7%
Nielsen Holdings PLC	2,222,700	52,367
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	547,100	19,066
CSX Corp.	121,032	8,555
Knight-Swift Transportation Holdings, Inc. Class A	559,600	18,215
Norfolk Southern Corp.	46,687	7,890
		53,726
Trading Companies & Distributors - 2.6%
AerCap Holdings NV (a)	765,196	42,950
Ashtead Group PLC	1,295,700	39,813
Fortress Transportation & Infrastructure Investors LLC	1,993,335	37,136
HD Supply Holdings, Inc. (a)	1,826,274	80,320
MRC Global, Inc. (a)	388,699	8,804
		209,023
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. LLC	1,088,600	49,433

TOTAL INDUSTRIALS		1,075,026

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	1,323,000	42,482
Electronic Equipment & Components - 1.6%
Avnet, Inc.	918,500	40,276
Dell Technologies, Inc. (a)	300,900	27,839
Jabil, Inc.	1,307,903	36,844
TE Connectivity Ltd.	249,066	23,305
		128,264
Internet Software & Services - 0.0%
eBay, Inc. (a)	63,500	2,124
IT Services - 4.6%
Alliance Data Systems Corp.	126,700	28,492
Amdocs Ltd.	533,400	36,047
Cognizant Technology Solutions Corp. Class A	499,600	40,717
Conduent, Inc. (a)	2,391,300	42,948
DXC Technology Co.	701,600	59,454
First Data Corp. Class A (a)	2,191,700	50,979
Leidos Holdings, Inc.	1,131,549	77,421
Unisys Corp. (a)(b)	2,138,219	27,476
		363,534
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom, Inc.	133,400	29,584
NXP Semiconductors NV (a)	309,800	29,536
Qualcomm, Inc.	700,154	44,873
		103,993
Software - 1.1%
Micro Focus International PLC	2,450,300	39,983
Nuance Communications, Inc. (a)	1,534,900	22,670
Totvs SA	2,610,100	20,487
		83,140
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (a)	605,700	16,911

TOTAL INFORMATION TECHNOLOGY		740,448

MATERIALS - 10.0%
Chemicals - 6.4%
Axalta Coating Systems Ltd. (a)	1,665,146	50,371
Celanese Corp. Class A	150,700	17,799
DowDuPont, Inc.	1,066,006	73,309
FMC Corp.	720,900	64,794
LyondellBasell Industries NV Class A	537,980	59,603
Nutrien Ltd.	989,380	53,734
Olin Corp.	416,500	12,291
Orion Engineered Carbons SA	1,052,035	34,507
Platform Specialty Products Corp. (a)	2,548,200	31,496
The Chemours Co. LLC	1,091,500	50,002
Tronox Ltd. Class A	1,292,074	23,839
Westlake Chemical Corp.	373,600	40,057
		511,802
Construction Materials - 0.5%
Eagle Materials, Inc.	426,900	42,413
Containers & Packaging - 2.3%
Avery Dennison Corp.	120,556	13,825
Ball Corp.	385,600	15,027
Crown Holdings, Inc. (a)	1,259,400	57,013
Graphic Packaging Holding Co.	3,341,100	48,546
Silgan Holdings, Inc.	1,319,800	36,308
WestRock Co.	300,100	17,400
		188,119
Metals & Mining - 0.8%
Antofagasta PLC	481,400	6,338
Constellium NV (a)	2,354,915	30,849
Randgold Resources Ltd. sponsored ADR	106,300	7,850
Steel Dynamics, Inc.	341,265	16,070
		61,107

TOTAL MATERIALS		803,441

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 8.5%
American Tower Corp.	533,004	79,013
Colony NorthStar, Inc.	4,542,808	27,984
Corporate Office Properties Trust (SBI)	1,546,499	45,993
Douglas Emmett, Inc.	1,207,200	46,888
Equinix, Inc.	133,200	58,512
Equity Lifestyle Properties, Inc.	610,961	55,591
Grivalia Properties REIC	2,718,596	27,244
iStar Financial, Inc.	676,202	7,350
National Retail Properties, Inc.	1,289,288	57,515
Outfront Media, Inc.	1,620,300	34,431
Public Storage	338,100	73,648
Safety Income and Growth, Inc.	66,302	1,180
SL Green Realty Corp.	553,600	57,082
Spirit Realty Capital, Inc.	4,366,500	36,548
Taubman Centers, Inc.	674,500	41,853
VEREIT, Inc.	4,366,500	33,316
		684,148
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	810,500	40,363
Howard Hughes Corp. (a)	219,500	29,753
		70,116

TOTAL REAL ESTATE		754,264

UTILITIES - 6.0%
Electric Utilities - 3.7%
Evergy, Inc.	1,092,900	61,301
Exelon Corp.	1,010,600	42,951
PG&E Corp.	908,100	39,121
PPL Corp.	3,243,200	93,306
Vistra Energy Corp. (a)	2,760,700	62,392
		299,071
Independent Power and Renewable Electricity Producers - 1.2%
NRG Energy, Inc.	1,847,700	58,517
The AES Corp.	3,094,300	41,340
		99,857
Multi-Utilities - 1.1%
Sempra Energy	730,697	84,461

TOTAL UTILITIES		483,389

TOTAL COMMON STOCKS
(Cost $7,051,496)		7,868,583
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.88% to 1.95% 8/30/18 to 10/18/18 (d)
(Cost $9,806)	9,840	9,805
	Shares	Value (000s)

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.96% (e)	92,096,007	$92,114
Fidelity Securities Lending Cash Central Fund 1.97% (e)(f)	133,836,488	133,850
TOTAL MONEY MARKET FUNDS
(Cost $225,963)		225,964
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $7,287,265)		8,104,352
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(98,492)
NET ASSETS - 100%		$8,005,860

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	301	Sept. 2018	$59,779	$(232)	$(232)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $657,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,140
Fidelity Securities Lending Cash Central Fund	1,997
Total	$3,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Donnelley Financial Solutions, Inc.	$26,445	$26,466	$16,562	$--	$(1,724)	$3,106	$37,731
Total	$26,445	$26,466	$16,562	$--	$(1,724)	$3,106	$37,731

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,085,832	$1,085,832	$--	$--
Consumer Staples	496,892	448,033	48,859	--
Energy	676,124	676,124	--	--
Financials	1,191,578	1,191,578	--	--
Health Care	561,589	523,604	37,985	--
Industrials	1,075,026	1,059,068	15,958	--
Information Technology	740,448	700,465	39,983	--
Materials	803,441	803,441	--	--
Real Estate	754,264	754,264	--	--
Utilities	483,389	483,389	--	--
U.S. Government and Government Agency Obligations	9,805	--	9,805	--
Money Market Funds	225,964	225,964	--	--
Total Investments in Securities:	$8,104,352	$7,951,762	$152,590	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(232)	$(232)	$--	$--
Total Liabilities	$(232)	$(232)	$--	$--
Total Derivative Instruments:	$(232)	$(232)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 28, 2018